Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 582
2014	388
2015	336
2016	295
Total minimum lease payments	$ 1,601